Income Tax (Details Narrative) (10 Q) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
United States of America [Member]
Cumulative net operating loss	$ 25,334	$ 53,628
Offset future taxable income tax rate	21.00%	21.00%
Net operating loss expire date	2038	2038
Valuation allowance	$ 5,320	$ 11,268
Hong Kong [Member]
Cumulative net operating loss	$ 21,198	$ 6,137
Offset future taxable income tax rate	16.50%	16.50%
Valuation allowance	$ 3,498	$ 1,013
Statutory income rate	16.50%	16.50%
Malaysia [Member]
Cumulative net operating loss	$ 791,720	$ 463,060
Offset future taxable income tax rate		18.00%
Valuation allowance	$ 160,013	$ 83,351
Malaysia [Member] | Minimum [Member]
Offset future taxable income tax rate	18.00%
Statutory income rate	18.00%	18.00%
Malaysia [Member] | Maximum [Member]
Offset future taxable income tax rate	24.00%
Statutory income rate	24.00%	24.00%
Australia [Member]
Cumulative net operating loss	$ 17,609	$ 5,440
Offset future taxable income tax rate	27.50%	27.50%
Valuation allowance	$ 4,843	$ 1,496